DERIVATIVE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2013
Location in Consolidated Statements of Comprehensive Income and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments

The following table reflects the location in the consolidated statements of comprehensive income and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the years ended December 31, 2011, 2012 and 2013:

	Statement of comprehensive income location	Year ended December 31,
		2011	2012	2013
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Foreign exchange derivative contracts (not designated as hedging instruments) – realized	Changes in fair value of derivative contracts	(50,593)	38,835	41,096	6,789
Foreign exchange derivative contracts (not designated as hedging instruments) – unrealized	Changes in fair value of derivative contracts	32,316	(36,824)	34,364	5,676

Commodity derivative contracts (not designated as hedging instruments) – realized	Changes in fair value of derivative contracts	(19,164)	(17,777)	(13,536)	(2,236)
Commodity derivative contracts (not designated as hedging instruments) – unrealized	Changes in fair value of derivative contracts	(28,550)	24,074	1,809	299

Interest rate swap derivative contracts (not designated as hedging instruments) – realized	Changes in fair value of derivative contracts	—	—	(1,251)	(207)
Interest rate swap derivative contracts (not designated as hedging instruments) – unrealized	Changes in fair value of derivative contracts	(4,787)	(2,982)	1,257	208

		(70,778)	5,326	63,739	10,529

Fair Values of Derivatives Included in Consolidated Balance Sheets

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2012 and 2013:

	Balance sheet location	Fair value as of December 31,
		2012	2013
		(RMB’000)	(RMB’000)	(US$’000)
Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	—	26,632	4,399

Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	7,732	—	—
Commodity derivative contracts	Current liabilities: Derivative contracts	1,809	—	—
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	7,770	6,513	1,076

		17,311	6,513	1,076